Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Oct. 31, 2020		Oct. 31, 2019		Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and non-interest-bearing deposits with financial institutions	[1]	$ 11,123	[2]	$ 10,904	[2]	$ 8,997	$ 7,825
Interest-bearing deposits with financial institutions		65,337		35,816
Total		$ 76,460		$ 46,720

[1]	Represents cash and non-interest bearing deposits with financial institutions (refer to Note 6).
[2]	The amounts for the year ended October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).